Related Party Transactions (Details Narrative) (Shenzhen Yeller Audio & Video Technology Co., Ltd.) (10 K)	Dec. 31, 2019
Shenzhen Yeller Audio & Video Technology Co., Limited [Member] | Shenzhen Yeller Investment & Development Co., Ltd [Member]
Interest rate	4.35%